VAN KAMPEN FOCUS PORTFOLIOS, SERIES 190
                     GREAT AMERICAN EQUITIES TRUST, SERIES 3
                      GREAT AMERICAN VALUE TRUST, SERIES 1

                          SUPPLEMENT TO THE PROSPECTUS

         Notwithstanding anything to the contrary in the prospectus, the deferred sales charge will accrue daily from July 10, 2000 through December 9, 2000.

Dated: June 6, 2000